Reserves - Disclosure of Information About Options Outstanding and Exercisable (Parenthetical) (Detail)	Dec. 31, 2025 ExchangeRate
Stock Options [member] | Canada, Dollars
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Foreign exchange rate	1.3706